Additional information - condensed financial statements of the Company (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	¥ 2,883,294	¥ 2,155,009	¥ 2,119,740	¥ 3,031,462
Other current assets	448,560	713,763
Total current assets	10,024,507	8,600,503
Investments in subsidiaries	55,169	13,524
Total assets	16,305,903	14,483,778	11,881,694
Current liabilities:
Derivatives liabilities - warrants	71,237	105,785
Total current liabilities	7,174,813	6,580,086
Total liabilities	¥ 10,388,755	¥ 9,016,910
Commitments and Contingencies
Shareholders' equity :
Ordinary shares (US$0.0001 par value;500,000,000 shares authorized, 252,301,917 and 237,853,602 shares issued and outstanding as of December 31, 2014 and December 31, 2015)	¥ 176	¥ 186
Additional paid-in capital	5,649,304	5,638,703
Accumulated deficit/(surplus)	(358,977)	(726,610)
Accumulated other comprehensive income/(loss)	(23,952)	11,086
Total shareholders' equity attributable to JA Solar Holdings	5,819,695	5,360,172
Total liabilities and shareholders' equity	16,305,903	14,483,778
JA Solar Holdings Co., Ltd.
Current assets:
Cash and cash equivalents	1,070	29,223	¥ 34,293	¥ 17,011
Other current assets		2,257
Total current assets	1,070	31,480
Investments in subsidiaries	3,458,210	2,978,282
Amount due from subsidiaries	2,684,130	2,566,506
Total assets	6,143,410	5,576,268
Current liabilities:
Other payables to subsidiaries and employees	131,424	6,364
Accrued and other liabilities	30,144	11,454
Derivatives liabilities - warrants	71,237	105,785
Total current liabilities	232,805	123,603
Long-term amount due to subsidiaries	90,910	92,493
Total liabilities	¥ 323,715	¥ 216,096
Commitments and Contingencies
Shareholders' equity :
Ordinary shares (US$0.0001 par value;500,000,000 shares authorized, 252,301,917 and 237,853,602 shares issued and outstanding as of December 31, 2014 and December 31, 2015)	¥ 176	¥ 186
Additional paid-in capital	5,649,304	5,638,703
Accumulated deficit/(surplus)	194,167	(289,803)
Accumulated other comprehensive income/(loss)	(23,952)	11,086
Total shareholders' equity attributable to JA Solar Holdings	5,819,695	5,360,172
Total liabilities and shareholders' equity	¥ 6,143,410	¥ 5,576,268